Accrued Expenses and Other Payables - Schedule of Accrued Expenses (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses [Abstract]
Payroll payable	$ 2,381,814	$ 2,806,537
Decoration payment payable
Equipment payable	625,930	317,962
Interest payable		116,752
Water, electricity and steam expenses	177,652	184,223
Others	9,742	8,388
Total	$ 3,195,138	$ 3,433,862